CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 4,908,334	$ 1,293,767
Cash and cash equivalents attributed to variable interest entity	296,257	199,952
Accounts Receivable, less allowances of none and $33,000, respectively	845	845
Marketable securities	1,818,029	2,231,218
Inventories	222,000	192,000
Precious metal concentrate	1,166,709	1,166,709
Other assets	237,422	73,245
Total current assets	8,649,596	5,157,736
Other investments	4,000	4,000
Notes receivable	1,150,743	1,194,235
Property and equipment, net	25,878,930	24,692,111
Rights of use assets- operating leases	721,550	663,291
License agreement, net	2,291,942	2,370,835
Intellectual property, net	13,002,504	13,662,037
Total assets	51,699,265	47,744,245
Current liabilities:
Accounts payable and accrued expenses	3,061,610	2,023,985
Operating lease liabilities, current	364,103	287,769
Loans and notes payable, current	962,405	1,511,447
Loans and notes payable, current attributed to variable interest entity	2,308,232	3,416,379
Long-term debt (working interest royalty programs), current	8,565	3,256
Total current liabilities	6,704,915	7,242,836
Operating lease liabilities, long term	414,947	434,109
Loans and notes payable, long term	543,869	1,185,970
Long-term debt (working interest royalty programs)	5,017,592	6,171,298
Deferred income tax liabilities	5,156,899	5,156,899
Total liabilities	17,838,222	20,191,112
Stockholders' equity:
Convertible, preferred stock, $.001 par value; 3,400,000 shares authorized;(1) Series A- 66,667 issued and outstanding(1)	0	67
Common stock, $.001 par value; 41,666,667 shares authorized; 15,038,619 and 12,330,859 were issued and outstanding as of June 30, 2022 and December 31, 2021(1)	15,039	12,331
Additional paid-in capital	67,857,646	58,279,590
Treasury stock, at cost	(20,000)	(20,000)
Accumulated deficit	(41,237,559)	(35,731,359)
Total Vivakor, Inc. stockholders' equity	26,615,126	22,540,629
Noncontrolling interest	7,245,917	5,012,504
Total stockholders' equity	33,861,043	27,553,133
Total liabilities and stockholders’ equity	$ 51,699,265	$ 47,744,245